Royalties and Royalty Options (Tables)	12 Months Ended
Apr. 30, 2023
Royalties And Royalty Options
Schedule of Royalties and Royalty Options

	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2021	25,452	125	25,577
Additions	17,814	143	17,957
Foreign currency translation	614	-	614
Write-off	-	(125)	(125)
Balance, as at April 30, 2022	43,880	143	44,023
Additions	2,313	(143)	2,170
Depletion	(147)	-	(147)
Foreign currency translation	818	-	818
Balance, as at April 30, 2023	46,864	-	46,864

Schedule of Royalties

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2022	Additions	Foreign Currency Translation	April 30, 2023	April 30, 2022	Depletion	April 30, 2023	April 30, 2023
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,348	-	403	7,751	-	-	-	7,751
Church Rock project	751	-	41	792	-	-	-	792
Cigar Lake project	4,704	-	-	4,704	-	-	-	4,704
Dawn Lake project	143	139	-	282	-	-	-	282
Dewey-Burdock project	76	1,355	14	1,445	-	-	-	1,445
Energy Queen project	-	67	1	68	-	-	-	68
Lance project	1,688	-	93	1,781	-	-	-	1,781
Langer Heinrich project	2,822	-	-	2,822	-	-	-	2,822
McArthur River project	11,543	-	-	11,543	-	(147)	(147)	11,396
Michelin project	4,262	-	-	4,262	-	-	-	4,262
Reno Creek project	289	-	16	305	-	-	-	305
Roca Honda project	159	-	8	167	-	-	-	167
Roughrider project	5,923	-	-	5,923	-	-	-	5,923
San Rafael project	-	542	4	546	-	-	-	546
Slick Rock project	2,916	-	160	3,076	-	-	-	3,076
Whirlwind project	-	67	1	68	-	-	-	68
Workman Creek project	1,399	-	77	1,476	-	-	-	1,476
	44,023	2,170	818	47,011	-	(147)	(147)	46,864